STOCKHOLDERS' EQUITY - Schedule of Stock-Based Compensation Assumptions Monte Carlo Simulations (Details)	Aug. 06, 2019 $ / shares
Schedule of Share-based Compensation Assumptions Monte Carlo simulations [Abstract]
Current stock price	$ 0.83
Exercise price	0.83
Vesting goal	$ 4.51
Risk-free interest rate	1.73%
Expected term (in years)	10 years
Expected volatility	123.00%